Mezzanine Equity (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018 JPY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Temporary Equity [Line Items]
Mezzanine equity | $				$ 16,998	$ 0
Series A Cumulative Redeemable Perpetual Preferred Stock
Temporary Equity [Line Items]
Mezzanine equity shares issued (in shares) | shares			100	100
Mezzanine equity			¥ 1,854,900,000	$ 16,875
Mezzanine dividends	¥ 13,792,325	$ 123
Preferred stock, dividend rate			2.95%
Liquidation value of mezzanine equity			¥ 1,868,692,325	$ 16,984